SCHEDULE OF ACTIVITIES STATUS OF REPRESENTATIVE’S WARRANTS (Details) - Representatives Warrants [Member] - $ / shares		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Class of Warrant or Right [Line Items]
Balance shares at beginning of the year	[1]	288
Weighted Average Price per Share at beginning of the year		$ 2,250
Issuance, shares	[1]		288
Issuance, Weighted Average Price per Share			$ 2,250
Exercised Weighted Average Remaining Term, Years			5 years
Exercise, shares	[1]
Exercise, Weighted Average Price per Share
Forfeited or expired, shares	[1]
Forfeited or expired, Weighted Average Price per Share
Balance shares at end of the year	[1]	288	288
Weighted Average Price per Share at end of the year		$ 2,250	$ 2,250
Outstanding beginning as Weighted Average Remaining Term, Years		4 years 2 months 12 days	4 years 9 months 18 days
Outstanding ending as Weighted Average Remaining Term, Years		3 years 8 months 12 days

[1]	The number of warrants, as well as the exercise prices stated herein, have been retroactively adjusted to reflect the reverse stock split and share consolidation that occurred in September 2025 and July 30, 2026, respectively.